UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2019
MFS®  Global Alternative
Strategy Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 70.3%
Aerospace – 1.7%
Boeing Co. (f)	2,570	$ 991,043
CACI International, Inc., “A” (a)	2,690	449,714
Cubic Corp.	773	49,681
Curtiss-Wright Corp.	654	74,242
FLIR Systems, Inc.	1,630	79,674
Harris Corp.	1,782	272,967
Honeywell International, Inc.	344	49,409
L3 Technologies, Inc.	298	58,670
Leidos Holdings, Inc.	5,837	338,546
Malaysia Airports Holdings Berhad	9,200	18,059
ManTech International Corp., “A”	806	45,434
Northrop Grumman Corp.	121	33,342
Rolls-Royce Holdings PLC	28,754	333,540
Saab AB, “B”	2,120	73,171
United Technologies Corp.	295	34,831
		$ 2,902,323
Airlines – 0.1%
Aena S.A.	305	$ 52,645
Alaska Air Group, Inc.	473	30,248
Delta Air Lines, Inc.	1,283	63,419
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	10,268	57,133
		$ 203,445
Alcoholic Beverages – 1.4%
Ambev S.A., ADR	6,242	$ 30,024
China Resources Beer Holdings Co. Ltd.	40,000	140,178
Compania Cervecerias Unidas S.A., ADR	2,830	78,985
Constellation Brands, Inc., “A”	1,631	283,240
Diageo PLC	6,697	254,862
Heineken N.V.	3,563	319,650
Molson Coors Brewing Co.	8,170	544,204
Pernod Ricard S.A.	5,048	837,801
		$ 2,488,944
Apparel Manufacturers – 0.7%
Adidas AG	234	$ 55,630
Coats Group PLC	63,265	72,772
Compagnie Financiere Richemont S.A.	1,705	117,307
Hanesbrands, Inc.	2,752	41,252
LVMH Moet Hennessy Louis Vuitton SE	2,220	710,848
NIKE, Inc., “B”	593	48,555
PVH Corp.	391	42,662
Skechers USA, Inc., “A” (a)	4,669	126,857
		$ 1,215,883
Automotive – 0.6%
Harley-Davidson, Inc.	958	$ 35,312
Hella KGaA Hueck & Co.	871	39,539
KAR Auction Services, Inc.	1,326	68,965
Koito Manufacturing Co. Ltd.	1,300	77,935
Lear Corp.	2,527	388,981
NGK Spark Plug Co. Ltd	3,300	70,832
Stoneridge, Inc. (a)	2,593	67,703
USS Co. Ltd.	9,100	159,067
Visteon Corp. (a)	527	40,521

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
WABCO Holdings, Inc. (a)	681	$ 77,791
		$ 1,026,646
Biotechnology – 1.0%
Aimmune Therapeutics, Inc. (a)	1,284	$ 30,200
Alder Biopharmaceuticals, Inc. (a)	2,575	36,256
Amgen, Inc.	897	167,838
Amicus Therapeutics, Inc. (a)	3,083	37,119
Biogen, Inc. (a)(f)	2,009	670,564
Bio-Techne Corp.	1,378	240,406
Gilead Sciences, Inc.	1,591	111,386
Immunomedics, Inc. (a)	1,432	21,179
Loxo Oncology, Inc. (a)	122	28,621
Morphosys AG, ADR (a)	1,314	34,217
Neurocrine Biosciences, Inc. (a)	310	27,348
Regeneron Pharmaceuticals, Inc. (a)	254	109,035
Spark Therapeutics, Inc. (a)	526	25,153
Tricida, Inc. (a)	641	14,063
Twist Bioscience Corp. (a)	242	5,597
Vertex Pharmaceuticals, Inc. (a)	827	157,883
		$ 1,716,865
Broadcasting – 0.4%
Interpublic Group of Companies, Inc.	2,458	$ 55,920
Netflix, Inc. (a)	1,924	653,198
WPP Group PLC	1,355	15,458
		$ 724,576
Brokerage & Asset Managers – 1.5%
Apollo Global Management LLC, “A”	5,912	$ 173,103
ASX Ltd.	1,380	64,008
BlackRock, Inc.	618	256,519
Blackstone Group LP	1,192	40,170
Computershare Ltd.	9,681	125,269
Daiwa Securities Group, Inc.	14,700	73,389
E*TRADE Financial Corp.	2,142	99,946
Hamilton Lane, Inc., “A”	1,311	47,550
HealthEquity, Inc. (a)	712	44,386
IG Group Holdings PLC	9,962	82,970
Intercontinental Exchange, Inc.	3,040	233,350
Invesco Ltd.	2,344	42,708
NASDAQ, Inc. (f)	9,164	806,799
Raymond James Financial, Inc.	763	61,422
Schroders PLC	1,961	67,156
TD Ameritrade Holding Corp.	1,988	111,229
TMX Group Ltd.	3,670	221,102
WisdomTree Investments, Inc.	5,920	39,664
		$ 2,590,740
Business Services – 3.7%
Accenture PLC, “A” (f)	6,709	$ 1,030,167
Amdocs Ltd.	1,260	70,409
Ashtead Group PLC	3,627	91,742
BrightView Holdings, Inc. (a)	4,020	59,536
Bunzl PLC	3,884	122,262
Cerved Information Solutions S.p.A.	1,731	15,236
Cognizant Technology Solutions Corp., “A”	1,559	108,631
Compass Group PLC	13,971	298,779
CoStar Group, Inc. (a)	346	135,196

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Doshisha Co. Ltd.	3,900	$ 59,722
DXC Technology Co. (s)	7,601	487,376
Endava PLC, ADR (a)	1,659	38,987
Equifax, Inc.	2,541	271,938
EVO Payments, Inc., “A” (a)	1,635	41,120
Fidelity National Information Services, Inc.	1,034	108,084
First Data Corp. (a)	3,200	78,880
Fiserv, Inc. (a)(f)	11,186	927,655
FleetCor Technologies, Inc. (a)	683	137,836
Global Payments, Inc.	4,410	495,155
Intertek Group PLC	2,228	143,424
Meitec Corp.	2,400	104,549
MSCI, Inc.	934	159,032
Nomura Research Institute Ltd.	3,500	142,667
PRA Group, Inc. (a)	1,694	49,990
SGS S.A.	76	183,036
Sodexo	910	94,784
Total System Services, Inc.	1,251	112,102
TransUnion	2,459	149,556
Travelport Worldwide Ltd.	2,815	44,083
Verisk Analytics, Inc., “A” (a)	3,846	451,559
WNS (Holdings) Ltd., ADR (a)	1,500	73,185
Worldpay, Inc. (a)	2,690	224,561
		$ 6,511,239
Cable TV – 0.5%
Altice USA, Inc.	2,530	$ 49,689
Comcast Corp., “A” (f)	20,628	754,366
		$ 804,055
Chemicals – 1.2%
3M Co.	983	$ 196,895
Celanese Corp.	480	45,965
CF Industries Holdings, Inc.	6,272	273,773
DowDuPont, Inc.	705	37,936
Eastman Chemical Co.	914	73,687
FMC Corp.	868	69,266
Givaudan S.A.	147	355,951
Ingevity Corp. (a)	567	53,338
LyondellBasell Industries N.V., “A”	5,201	452,331
PPG Industries, Inc.	4,437	467,837
		$ 2,026,979
Computer Software – 4.0%
8x8, Inc. (a)	4,030	$ 70,968
Adobe Systems, Inc. (a)(f)	5,792	1,435,373
ANSYS, Inc. (a)	1,493	245,375
Autodesk, Inc. (a)	1,439	211,821
Cadence Design Systems, Inc. (a)	13,251	636,445
Check Point Software Technologies Ltd. (a)	969	108,450
Dassault Systemes S.A.	2,119	265,703
DocuSign, Inc. (a)	955	47,225
EMIS Group PLC	5,708	67,080
Eventbrite, Inc. (a)	1,369	41,084
Everbridge, Inc. (a)	1,044	64,582
Microsoft Corp. (f)	16,170	1,688,633
OBIC Co. Ltd.	5,400	509,635
Okta, Inc. (a)	348	28,686
Paylocity Holding Corp. (a)	734	52,136

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
PTC, Inc. (a)	1,432	$ 121,419
RingCentral, Inc. (a)	402	37,161
Sabre Corp.	1,146	26,335
Salesforce.com, Inc. (a)	2,575	391,323
SAP SE	5,505	568,667
VeriSign, Inc. (a)	1,196	202,447
Zendesk, Inc. (a)	1,028	69,421
Zuora, Inc., “A” (a)	1,242	26,877
		$ 6,916,846
Computer Software - Systems – 2.4%
Amadeus IT Group S.A.	11,706	$ 850,549
Apple, Inc.	3,718	618,824
Box, Inc. (a)	3,263	68,262
Constellation Software, Inc.	68	50,749
EPAM Systems, Inc. (a)	449	63,524
Five9, Inc. (a)	628	32,110
Hitachi Ltd.	11,600	364,087
International Business Machines Corp.	2,771	372,478
Kinaxis, Inc. (a)	25	1,487
Model N, Inc. (a)	2,750	39,902
NCR Corp. (a)	1,413	37,798
NICE Systems Ltd., ADR (a)	886	97,416
Pluralsight, Inc., “A” (a)	993	29,770
Presidio, Inc.	4,081	65,010
Proofpoint, Inc. (a)	442	45,026
Q2 Holdings, Inc. (a)	882	52,417
Rapid7, Inc. (a)	1,717	68,989
RealPage, Inc. (a)	848	47,293
ServiceNow, Inc. (a)	1,349	296,807
SS&C Technologies Holdings, Inc.	2,788	143,554
Tableau Software, Inc., “A” (a)	2,765	353,478
Tech Data Corp. (a)	3,513	335,948
Venture Corp. Ltd.	6,300	76,294
Verint Systems, Inc. (a)	2,127	102,883
		$ 4,214,655
Conglomerates – 0.1%
DCC PLC	1,432	$ 116,919
Melrose Industries PLC	14,119	31,231
		$ 148,150
Construction – 1.8%
Bellway PLC	2,324	$ 86,476
Eagle Materials, Inc.	566	40,186
Forterra PLC	24,797	86,188
Foundation Building Materials, Inc. (a)	3,388	30,966
Geberit AG	224	87,420
GMS, Inc. (a)	16,476	311,891
Lennox International, Inc.	328	75,204
Mohawk Industries, Inc. (a)	245	31,553
Owens Corning	3,148	164,924
Pulte Homes, Inc.	2,979	82,846
Reliance Worldwide Corp.	26,231	91,954
Sherwin-Williams Co.	1,552	654,199
Stanley Black & Decker, Inc.	653	82,565
Summit Materials, Inc., “A” (a)	5,091	77,689
Techtronic Industries Co. Ltd.	10,500	61,121
Toll Brothers, Inc. (f)	22,505	831,335

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Toto Ltd.	1,800	$ 69,653
Vulcan Materials Co.	3,382	343,780
		$ 3,209,950
Consumer Products – 1.8%
Colgate-Palmolive Co.	7,218	$ 466,860
Coty, Inc., “A”	2,732	21,200
Estee Lauder Cos., Inc., “A”	1,078	147,061
Kao Corp.	4,900	345,126
Kimberly-Clark Corp.	219	24,392
Kobayashi Pharmaceutical Co. Ltd.	11,800	747,487
L’Oréal S.A.	2,738	658,435
Newell Brands, Inc.	1,325	28,103
Prestige Brands Holdings, Inc. (a)	1,069	29,847
Reckitt Benckiser Group PLC	7,216	554,904
Sensient Technologies Corp.	1,174	73,704
		$ 3,097,119
Consumer Services – 1.2%
Asante, Inc.	4,200	$ 82,641
Bookings Holdings, Inc. (a)	427	782,610
Bright Horizons Family Solutions, Inc. (a)	4,322	500,444
Kroton Educacional S.A.	29,579	89,329
MakeMyTrip Ltd. (a)	5,235	139,356
Planet Fitness, Inc. (a)	8,553	495,390
		$ 2,089,770
Containers – 0.3%
Berry Global Group, Inc. (a)	6,017	$ 296,337
Brambles Ltd.	9,190	71,172
Graphic Packaging Holding Co.	12,282	148,244
Sealed Air Corp.	1,014	40,053
WestRock Co.	865	35,214
		$ 591,020
Electrical Equipment – 1.8%
AMETEK, Inc.	4,594	$ 334,903
Amphenol Corp., “A”	3,421	300,774
AZZ, Inc.	476	21,301
CTS Corp.	1,460	41,420
HD Supply Holdings, Inc. (a)	3,987	167,215
IMI PLC	9,040	113,470
Legrand S.A.	1,027	60,844
Littlefuse, Inc.	1,011	177,653
Mettler-Toledo International, Inc. (a)	859	548,179
Resideo Technologies, Inc. (a)	56	1,228
Rockwell Automation, Inc.	1,194	202,407
Schneider Electric S.A.	7,024	499,103
Sensata Technologies Holding PLC (a)	1,399	66,453
Spectris PLC	3,643	124,280
TE Connectivity Ltd.	805	65,165
TriMas Corp. (a)	1,582	45,862
WESCO International, Inc. (a)	6,260	328,024
		$ 3,098,281
Electronics – 2.3%
Analog Devices, Inc.	4,116	$ 406,908
Broadcom, Inc.	1,191	319,486
Brooks Automation, Inc.	1,565	48,718

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Halma PLC	31,287	$ 574,504
Intel Corp.	8,757	412,630
IPG Photonics Corp. (a)	454	60,382
Keysight Technologies, Inc. (a)	1,105	81,792
Marvell Technology Group Ltd.	2,612	48,400
Maxim Integrated Products, Inc.	1,092	59,263
Mellanox Technologies Ltd. (a)	478	44,650
Monolithic Power Systems, Inc.	1,494	189,081
nLIGHT, Inc. (a)	3,176	62,091
NVIDIA Corp.	446	64,112
OSI Systems, Inc. (a)	366	32,827
Plexus Corp. (a)	720	40,406
Samsung Electronics Co. Ltd.	815	34,053
Silicon Laboratories, Inc. (a)	521	39,856
Silicon Motion Technology Corp., ADR	2,637	102,764
Stanley Electric Co. Ltd.	2,600	75,309
Taiwan Semiconductor Manufacturing Co. Ltd.	12,654	93,777
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,657	701,876
Texas Instruments, Inc.	4,301	433,025
USA Technologies, Inc. (a)	3,754	22,186
		$ 3,948,096
Energy - Independent – 1.2%
Cabot Oil & Gas Corp.	2,431	$ 60,653
Cairn Energy PLC (a)	13,490	33,087
Caltex Australia Ltd.	2,249	43,878
Concho Resources, Inc. (a)	229	27,443
EOG Resources, Inc.	359	35,613
Hess Corp.	1,126	60,804
Marathon Petroleum Corp.	7,431	492,378
Matador Resources Co. (a)	2,116	41,262
Oil Search Ltd.	6,953	39,473
Parsley Energy, Inc., “A” (a)	3,118	57,932
Phillips 66	6,497	619,879
Pioneer Natural Resources Co.	466	66,321
TORC Oil & Gas Ltd.	12,467	44,784
Valero Energy Corp.	3,741	328,535
WPX Energy, Inc. (a)	4,077	49,984
		$ 2,002,026
Energy - Integrated – 0.4%
Anadarko Petroleum Corp.	3,137	$ 148,474
BP PLC	16,184	110,401
BP PLC, ADR	1,413	58,103
Eni S.p.A.	3,747	63,500
Exxon Mobil Corp.	2,769	202,912
Galp Energia SGPS S.A.	3,473	54,242
		$ 637,632
Engineering - Construction – 0.1%
Construction Partners, Inc., “A” (a)	2,783	$ 33,229
KBR, Inc.	8,973	154,336
		$ 187,565
Entertainment – 0.2%
IMAX Corp. (a)	2,583	$ 53,649
Live Nation, Inc. (a)	552	29,537
Manchester United PLC, “A”	2,230	43,039
Merlin Entertainments PLC	25,022	110,961

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment – continued
Parques Reunidos Servicios Centrales S.A.U.	2,128	$ 25,575
Six Flags Entertainment Corp.	265	16,321
		$ 279,082
Food & Beverages – 2.7%
Archer Daniels Midland Co.	1,031	$ 46,292
Beazley PLC	39,358	255,012
Britvic PLC	7,900	91,234
Cal-Maine Foods, Inc.	925	39,017
Coca-Cola European Partners PLC	1,095	52,100
Danone S.A.	10,158	738,305
General Mills, Inc.	7,752	344,499
Hostess Brands, Inc. (a)	5,089	58,473
Ingredion, Inc.	3,871	383,229
J.M. Smucker Co.	581	60,935
Marine Harvest A.S.A.	4,990	109,811
Mondelez International, Inc.	826	38,211
Nestle S.A.	15,374	1,336,345
Nestle S.A., ADR	3,401	296,703
PepsiCo, Inc.	421	47,434
Post Holdings, Inc. (a)	271	25,154
S Foods, Inc.	2,300	83,125
Sanderson Farms, Inc.	1,156	142,304
Tate & Lyle PLC	8,886	80,162
TreeHouse Foods, Inc. (a)	1,143	66,706
Tyson Foods, Inc., “A”	6,353	393,378
		$ 4,688,429
Food & Drug Stores – 0.1%
Japan Meat Co. Ltd.	3,900	$ 60,366
Sundrug Co. Ltd.	2,000	63,806
Tesco PLC	20,777	60,797
		$ 184,969
Forest & Paper Products – 0.1%
Suzano Papel e Celulose S.A., ADR	3,259	$ 81,280
Trex Co., Inc. (a)	594	41,437
		$ 122,717
Furniture & Appliances – 0.0%
Whirlpool Corp.	398	$ 52,938
Gaming & Lodging – 0.7%
Crown Resorts Ltd.	10,650	$ 92,629
Hilton Worldwide Holdings, Inc.	1,054	78,502
Marriott International, Inc., “A”	2,979	341,185
Paddy Power Betfair PLC	4,141	340,273
Royal Caribbean Cruises Ltd.	1,342	161,107
Vail Resorts, Inc.	649	122,181
Wyndham Hotels Group, LLC	627	30,779
		$ 1,166,656
General Merchandise – 0.2%
B&M European Value Retail S.A.	14,990	$ 63,741
Dollar General Corp.	280	32,321
Dollar Tree, Inc. (a)	1,751	169,549
Dollarama, Inc.	3,913	105,333
Ollie's Bargain Outlet Holdings, Inc. (a)	429	33,535
		$ 404,479

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.1%
Cigna Corp. (f)	4,841	$ 967,280
Humana Inc.	1,679	518,794
Molina Healthcare, Inc. (a)	267	35,506
UnitedHealth Group, Inc. (f)	1,402	378,820
		$ 1,900,400
Insurance – 2.3%
AIA Group Ltd.	82,600	$ 742,091
Allstate Corp.	483	42,441
Aon PLC (s)	4,774	745,842
Arthur J. Gallagher & Co.	892	66,641
Assurant, Inc.	627	60,437
Athene Holding Ltd. (a)	1,192	51,137
Chubb Ltd.	314	41,778
Everest Re Group Ltd.	506	110,839
Fairfax Financial Holdings Ltd.	444	210,030
Hanover Insurance Group, Inc.	883	100,697
Hartford Financial Services Group, Inc.	2,244	105,289
Hiscox Ltd.	5,232	97,307
Jardine Lloyd Thompson Group PLC	5,912	147,329
Lincoln National Corp.	984	57,554
MetLife, Inc.	6,665	304,391
Prudential Financial, Inc.	5,991	552,011
Safety Insurance Group, Inc.	411	33,829
Sony Financial Holdings, Inc.	4,800	90,910
Swiss Re Ltd.	477	45,654
Third Point Reinsurance Ltd. (a)	3,070	32,266
Travelers Cos., Inc.	2,539	318,746
Unum Group	1,077	37,437
Zurich Insurance Group AG	226	70,837
		$ 4,065,493
Internet – 1.9%
Alphabet, Inc., “A” (a)(f)	612	$ 689,045
Alphabet, Inc., “C” (a)	558	622,934
Baidu, Inc., ADR (a)	2,724	470,244
Facebook, Inc., “A” (a)	2,695	449,230
GoDaddy, Inc. (a)	4,651	319,198
IAC/InterActiveCorp (a)	391	82,611
LogMeIn, Inc.	748	69,579
MINDBODY, Inc., “A” (a)	781	28,475
Naver Corp.	2,173	265,607
Rightmove PLC	22,046	136,481
Rocket Internet AG (a)	2,316	58,373
Scout24 AG	746	34,992
		$ 3,226,769
Leisure & Toys – 0.8%
Activision Blizzard, Inc.	1,879	$ 88,764
Brunswick Corp.	8,114	408,296
Electronic Arts, Inc. (a)(f)	9,119	841,137
Take-Two Interactive Software, Inc. (a)	1,225	129,299
		$ 1,467,496
Machinery & Tools – 3.1%
AGCO Corp.	7,163	$ 459,865
Allison Transmission Holdings, Inc.	5,031	244,859
Cummins, Inc.	1,770	260,385
Daikin Industries Ltd.	900	97,209

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Eaton Corp. PLC (s)	11,438	$ 872,147
Flowserve Corp.	349	15,370
Gardner Denver Holdings, Inc. (a)	2,309	56,963
Gates Industrial Corp. PLC (a)	4,047	60,341
GEA Group AG	10,892	299,457
Illinois Tool Works, Inc.	2,141	293,981
ITT, Inc.	1,818	95,554
Kennametal, Inc.	2,028	76,212
Kubota Corp.	5,500	86,546
Nordson Corp.	813	105,397
Regal Beloit Corp.	7,566	580,766
Ritchie Bros. Auctioneers, Inc.	3,084	110,901
Ritchie Bros. Auctioneers, Inc.	9,404	338,027
Roper Technologies, Inc.	1,654	468,512
Schindler Holding AG	318	67,472
Spirax-Sarco Engineering PLC	4,479	376,272
SPX FLOW, Inc. (a)	8,899	291,620
United Rentals, Inc. (a)	694	86,930
		$ 5,344,786
Major Banks – 1.5%
Bank of America Corp. (f)	29,967	$ 853,160
Bankia S.A.	5,230	15,205
Barclays PLC	30,810	63,921
BNP Paribas	1,953	91,573
Capital One Financial Corp.	799	64,391
Comerica, Inc.	920	72,441
Goldman Sachs Group, Inc.	221	43,760
Huntington Bancshares, Inc.	6,136	81,241
JPMorgan Chase & Co. (f)	8,943	925,601
KeyCorp	5,052	83,206
Mitsubishi UFJ Financial Group, Inc.	14,300	76,948
PNC Financial Services Group, Inc.	259	31,772
State Street Corp.	306	21,695
Svenska Handelsbanken AB	12,190	132,296
UBS Group AG	8,479	109,563
		$ 2,666,773
Medical & Health Technology & Services – 1.9%
AmerisourceBergen Corp.	2,932	$ 244,441
Charles River Laboratories International, Inc. (a)	478	58,885
CVS Health Corp.	9,135	598,799
Guardant Health, Inc. (a)	704	28,399
HCA Healthcare, Inc.	3,263	454,960
Henry Schein, Inc. (a)	1,154	89,666
Hogy Medical Co. Ltd.	3,200	106,789
ICON PLC (a)	1,557	217,793
McKesson Corp.	2,264	290,358
Medidata Solutions, Inc. (a)	878	62,303
Miraca Holdings, Inc.	2,400	59,248
Premier, Inc., “A” (a)	3,473	138,191
Quest Diagnostics, Inc.	821	71,714
Sonic Healthcare Ltd.	2,279	38,181
Syneos Health, Inc. (a)	1,336	68,190
Teladoc Health, Inc. (a)	1,094	70,235
Universal Health Services, Inc.	559	74,084
Walgreens Boots Alliance, Inc.	7,661	553,584
		$ 3,225,820

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.9%
Align Technology, Inc. (a)	328	$ 81,656
Ansell Ltd.	5,462	93,147
Boston Scientific Corp. (a)	3,900	148,785
Cooper Cos., Inc.	534	148,858
Danaher Corp.	5,865	650,546
Edwards Lifesciences Corp. (a)	866	147,584
EssilorLuxottica	3,564	451,380
Inspire Medical Systems, Inc. (a)	401	21,506
iRhythm Technologies, Inc. (a)	438	37,230
Masimo Corp. (a)	617	76,749
Medtronic PLC	7,554	667,698
Merit Medical Systems, Inc. (a)	1,083	61,222
Mesa Laboratories, Inc.	226	51,196
Nihon Kohden Corp.	2,500	78,380
OptiNose, Inc. (a)	2,682	17,272
PerkinElmer, Inc.	5,693	515,216
QIAGEN N.V. (a)	5,356	197,401
Quidel Corp. (a)	1,248	72,421
Senseonics Holdings, Inc. (a)	7,156	17,961
STERIS PLC	2,960	337,618
Stryker Corp.	982	174,374
Terumo Corp.	1,700	96,889
Thermo Fisher Scientific, Inc.	2,655	652,254
West Pharmaceutical Services, Inc.	740	80,120
Zimmer Biomet Holdings, Inc.	683	74,829
		$ 4,952,292
Metals & Mining – 0.1%
Rio Tinto PLC	1,613	$ 88,591
Natural Gas - Distribution – 0.2%
China Resources Gas Group Ltd.	10,000	$ 39,360
Italgas SpA	16,818	101,601
New Jersey Resources Corp.	1,140	55,290
NiSource, Inc.	1,721	46,949
Sempra Energy	680	79,547
South Jersey Industries, Inc.	3,431	102,175
		$ 424,922
Natural Gas - Pipeline – 0.5%
APA Group	4,943	$ 32,984
Enbridge, Inc.	1,465	53,529
Enterprise Products Partners LP	13,519	374,071
EQM Midstream Partners LP	4,304	196,951
Equitrans Midstream Corp. (a)	1,506	31,355
Kinder Morgan, Inc.	5,991	108,437
Plains GP Holdings LP	2,815	64,295
		$ 861,622
Network & Telecom – 0.4%
Cisco Systems, Inc.	7,717	$ 364,937
Interxion Holding N.V. (a)	954	57,278
Juniper Networks, Inc.	1,552	40,259
LM Ericsson Telephone Co., “B”	6,291	55,871
Motorola Solutions, Inc.	452	52,843
Switch, Inc.	3,678	30,675
VTech Holdings Ltd.	6,800	64,982
		$ 666,845

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.3%
Apergy Corp. (a)	573	$ 19,264
Core Laboratories N.V.	740	49,921
Forum Energy Technologies, Inc. (a)	5,999	29,455
Frank's International N.V. (a)	12,824	72,969
Liberty Oilfield Services, Inc.	3,115	47,379
NOW, Inc. (a)	6,627	89,663
Oil States International, Inc. (a)	1,151	19,820
Patterson-UTI Energy, Inc.	9,693	117,576
Schlumberger Ltd.	3,508	155,089
		$ 601,136
Other Banks & Diversified Financials – 3.6%
Aeon Financial Service Co. Ltd.	3,700	$ 71,571
AIB Group PLC	16,156	72,119
Air Lease Corp.	1,206	45,756
Bank of Hawaii Corp.	922	71,298
Bank OZK	1,763	53,489
Berkshire Hills Bancorp, Inc.	1,075	29,294
Brookline Bancorp, Inc.	3,750	55,762
Cathay General Bancorp, Inc.	1,506	55,903
Chiba Bank Ltd.	14,100	85,694
Citigroup, Inc. (f)	12,226	788,088
Credicorp Ltd.	1,088	264,145
Discover Financial Services	5,685	383,681
Element Fleet Management Corp.	15,169	81,736
Erste Group Bank AG	232	8,073
First Hawaiian, Inc.	3,624	93,245
Grupo Financiero Banorte S.A. de C.V.	42,006	233,202
Hanmi Financial Corp.	2,518	55,220
HDFC Bank Ltd.	2,863	83,928
HDFC Bank Ltd., ADR	3,665	359,976
Intesa Sanpaolo S.p.A	38,248	87,330
Julius Baer Group Ltd.	5,405	216,428
Jyske Bank	1,787	66,988
KBC Group N.V.	1,116	75,723
Lakeland Financial Corp.	1,577	71,012
Legacytextas Financial Group, Inc.	3,475	138,444
M&T Bank Corp.	378	62,196
Mastercard, Inc., “A”	825	174,182
Metropolitan Bank & Trust Co.	56,840	91,625
Northern Trust Corp.	765	67,672
Prosperity Bancshares, Inc.	1,279	90,988
Sandy Spring Bancorp, Inc.	1,195	38,969
Signature Bank	2,106	268,115
SunTrust Banks, Inc.	1,373	81,584
Synchrony Financial	5,961	179,068
TCF Financial Corp.	3,110	68,918
Textainer Group Holdings Ltd. (a)	2,519	32,797
U.S. Bancorp	9,095	465,300
UMB Financial Corp.	1,342	86,371
Visa, Inc., “A” (f)	6,060	818,161
Wintrust Financial Corp.	2,475	176,071
		$ 6,250,122
Pharmaceuticals – 2.6%
Aquestive Therapeutics, Inc. (a)	1,451	$ 8,895
Aratana Therapeutics, Inc. (a)	5,677	25,149
Bayer AG	8,030	608,453
Bristol-Myers Squibb Co.	6,782	334,827

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Collegium Pharmaceutical, Inc. (a)	1,803	$ 28,866
Elanco Animal Health, Inc. (a)	1,366	39,860
Eli Lilly & Co.	5,898	706,934
Forty Seven, Inc. (a)	997	14,646
Genomma Lab Internacional S.A., “B” (a)	98,051	67,992
GW Pharmaceuticals PLC, ADR (a)	187	26,694
Johnson & Johnson (s)	8,016	1,066,769
Merck & Co., Inc.	1,766	131,443
Mylan N.V. (a)	1,341	40,163
Novo Nordisk A.S., “B”	2,611	121,775
Orchard RX Ltd., ADR (a)	1,391	17,666
PetIQ, Inc. (a)	1,322	40,215
Pfizer, Inc.	1,554	65,967
Principia Biopharma, Inc. (a)	711	21,551
Roche Holding AG	3,192	847,231
Santen Pharmaceutical Co. Ltd.	14,000	192,665
Zoetis, Inc.	393	33,861
		$ 4,441,622
Pollution Control – 0.1%
Advanced Disposal Services, Inc. (a)	2,208	$ 55,642
Evoqua Water Technologies LLC (a)	8,456	91,409
Stericycle, Inc. (a)	437	19,263
		$ 166,314
Precious Metals & Minerals – 0.0%
Agnico-Eagle Mines Ltd.	1,493	$ 65,065
Printing & Publishing – 0.4%
IHS Markit Ltd. (a)	2,851	$ 148,024
Moody's Corp.	2,184	346,186
Multi-Color Corp.	940	43,757
RELX PLC	4,118	91,087
S&P Global, Inc.	669	128,214
		$ 757,268
Railroad & Shipping – 0.6%
Canadian National Railway Co.	5,365	$ 448,085
Canadian Pacific Railway Ltd.	131	26,842
Kansas City Southern Co.	816	86,292
StealthGas, Inc. (a)	5,499	18,367
Union Pacific Corp.	2,691	428,057
		$ 1,007,643
Real Estate – 3.2%
Annaly Mortgage Management, Inc., REIT	2,454	$ 25,620
Ascendas Real Estate Investment Trust, REIT	47,400	96,476
Big Yellow Group PLC, REIT	2,926	36,785
Brixmor Property Group Inc., REIT	6,407	109,752
Concentradora Fibra Danhos S.A. de C.V., REIT	52,196	74,600
Corporate Office Properties Trust, REIT	3,093	76,366
Deutsche Wohnen SE	5,510	274,911
EPR Properties, REIT	6,019	439,748
Equity Commonwealth, REIT	1,738	56,242
Extra Space Storage, Inc., REIT	6,232	614,537
Grand City Properties S.A.	3,661	90,931
Hibernia PLC, REIT	41,733	62,767
Industrial Logistics Properties Trust, REIT	6,062	130,272
LEG Immobilien AG	794	93,153

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Life Storage, Inc., REIT	5,238	$ 514,738
Medical Properties Trust, Inc., REIT	34,728	632,050
Mid-America Apartment Communities, Inc., REIT	621	62,895
Office Properties Income Trust	1,444	46,251
Public Storage, Inc., REIT	149	31,665
Simon Property Group, Inc., REIT	1,273	231,839
Spirit Realty Capital, Inc., REIT	1,587	63,036
STAG Industrial, Inc., REIT	6,937	191,253
Store Capital Corp., REIT	29,124	941,288
Sun Communities, Inc., REIT	560	61,550
TAG Immobilien AG	20,839	525,705
Two Harbors Investment Corp, REIT	1,589	23,183
VICI Properties, Inc., REIT	2,045	44,029
W.P. Carey, Inc., REIT	958	71,745
		$ 5,623,387
Restaurants – 0.9%
Aramark	1,876	$ 61,814
Domino's Pizza, Inc.	122	34,615
Performance Food Group Co. (a)	2,370	80,959
Starbucks Corp. (f)	11,634	792,741
U.S. Foods Holding Corp. (a)(f)	11,061	372,977
Yum China Holdings, Inc.	8,166	297,651
		$ 1,640,757
Special Products & Services – 0.0%
Boyd Group Income Fund, EU	705	$ 63,635
Specialty Chemicals – 1.3%
Akzo Nobel N.V.	1,113	$ 96,004
Axalta Coating Systems Ltd. (a)	6,433	164,813
Croda International PLC	2,569	162,444
Ferro Corp. (a)	8,152	135,894
Ferroglobe PLC	8,949	20,493
Kansai Paint Co. Ltd.	5,300	92,936
Linde PLC	4,457	722,880
Nitto Denko Corp.	700	39,458
RPM International, Inc.	2,065	118,035
Sika AG	3,097	407,971
Symrise AG	869	72,212
Univar, Inc. (a)	6,756	140,728
		$ 2,173,868
Specialty Stores – 2.2%
Amazon.com, Inc. (a)(f)	1,398	$ 2,402,785
Best Buy Co., Inc.	2,927	173,395
BJ's Wholesale Club Holdings, Inc. (a)	2,392	62,933
Costco Wholesale Corp.	170	36,487
Dufry AG	306	30,549
Floor & Decor Holdings, Inc. (a)	1,420	48,692
Hudson Ltd., “A” (a)	4,117	53,027
Just Eat PLC (a)	9,208	84,082
L Brands, Inc.	1,171	32,601
Michaels Co., Inc. (a)	3,544	49,120
Nitori Co. Ltd.	800	103,998
O'Reilly Automotive, Inc. (a)	400	137,864
Ross Stores, Inc.	3,556	327,579
Ryohin Keikaku Co. Ltd.	400	94,790
Target Corp.	1,183	86,359

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Tractor Supply Co.	378	$ 32,281
Urban Outfitters, Inc. (a)	1,521	49,128
Zumiez, Inc. (a)	2,210	56,156
		$ 3,861,826
Telecommunications - Wireless – 0.6%
Advanced Info Service PLC	7,300	$ 41,708
American Tower Corp., REIT	2,339	404,273
KDDI Corp.	11,200	279,987
SBA Communications Corp., REIT (a)	1,447	264,121
SoftBank Group Corp.	1,100	86,315
Tele2 AB, “B”	1,938	24,181
		$ 1,100,585
Telephone Services – 0.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	82,099	$ 65,786
CenturyLink, Inc.	3,826	58,614
Hellenic Telecommunications Organization S.A.	2,903	36,384
Verizon Communications, Inc.	1,810	99,659
		$ 260,443
Tobacco – 1.1%
Altria Group, Inc.	7,839	$ 386,854
British American Tobacco PLC	6,057	213,465
Japan Tobacco, Inc.	6,500	164,104
Philip Morris International, Inc. (f)	13,654	1,047,535
Swedish Match AB	2,310	103,318
		$ 1,915,276
Trucking – 0.1%
Hamakyorex Co. Ltd.	1,900	$ 67,854
Yamato Holdings Co. Ltd.	1,600	42,547
		$ 110,401
Unknown Industry Major – 0.0%
Euronext N.V.	389	$ 23,977
Utilities - Electric Power – 2.3%
AES Corp.	19,370	$ 317,474
American Electric Power Co., Inc.	333	26,347
Black Hills Corp.	1,470	99,798
CenterPoint Energy, Inc.	2,058	63,633
CLP Holdings Ltd.	5,000	58,171
CMS Energy Corp.	1,919	100,057
Duke Energy Corp.	5,026	441,182
E.ON AG	5,275	58,446
Eversource Energy	1,071	74,338
Exelon Corp. (s)	17,032	813,448
FirstEnergy Corp.	1,261	49,431
Iberdrola S.A.	8,854	72,967
NextEra Energy Partners LP	6,960	279,514
NextEra Energy, Inc.	173	30,964
NRG Energy, Inc. (f)	17,080	698,743
Pinnacle West Capital Corp.	870	76,664
Portland General Electric Co.	1,990	96,157
Public Service Enterprise Group, Inc.	1,546	84,334
Southern Co.	10,530	511,758

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
WEC Energy Group, Inc.	804	$ 58,716
		$ 4,012,142
Total Common Stocks		$ 122,219,351
Bonds – 18.1%
Aerospace – 0.2%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$160,000	$ 153,632
L3 Technologies, Inc., 3.85%, 6/15/2023	238,000	240,481
		$ 394,113
Apparel Manufacturers – 0.2%
Coach, Inc., 4.125%, 7/15/2027	$412,000	$ 386,705
Automotive – 0.4%
General Motors Co., 4.875%, 10/02/2023	$400,000	$ 405,648
General Motors Co., 5.15%, 4/01/2038	166,000	146,293
Lear Corp., 3.8%, 9/15/2027	221,000	204,335
		$ 756,276
Brokerage & Asset Managers – 0.9%
Charles Schwab Corp., 3.2%, 1/25/2028	$564,000	$ 549,041
E*TRADE Financial Corp., 2.95%, 8/24/2022	236,000	229,643
E*TRADE Financial Corp., 3.8%, 8/24/2027	131,000	123,535
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	353,000	344,244
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	277,000	282,134
		$ 1,528,597
Building – 0.5%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$418,000	$ 423,154
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	194,000	178,395
Masco Corp., 4.375%, 4/01/2026	302,000	301,943
		$ 903,492
Business Services – 0.4%
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	$369,000	$ 366,742
Fidelity National Information Services, Inc., 5%, 10/15/2025	263,000	278,358
		$ 645,100
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$335,000	$ 357,715
Chemicals – 0.4%
LyondellBasell Industries N.V., 5%, 4/15/2019	$294,000	$ 294,056
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	228,000	235,179
Sherwin-Williams Co., 2.25%, 5/15/2020	201,000	198,835
		$ 728,070
Computer Software – 0.4%
Microsoft Corp., 4.25%, 2/06/2047	$600,000	$ 651,799
Computer Software - Systems – 0.3%
Apple, Inc., 4.25%, 2/09/2047	$600,000	$ 614,633
Conglomerates – 0.1%
Wabtec Corp., 4.7%, 9/15/2028	$118,000	$ 112,299
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	61,000	59,325
		$ 171,624

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$300,000	$ 300,365
Consumer Services – 1.1%
Priceline Group, Inc., 3.65%, 3/15/2025	$319,000	$ 316,537
Priceline Group, Inc., 3.6%, 6/01/2026	536,000	526,976
Visa, Inc., 2.75%, 9/15/2027	500,000	483,285
Visa, Inc., 4.15%, 12/14/2035	527,000	558,353
		$ 1,885,151
Energy - Integrated – 0.1%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$200,000	$ 202,096
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$312,000	$ 291,462
Financial Institutions – 0.1%
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	$150,000	$ 152,462
Food & Beverages – 0.1%
Kraft Heinz Foods Co., 5%, 7/15/2035	$157,000	$ 150,352
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$108,000	$ 109,186
Marriott International, Inc., 4%, 4/15/2028	386,000	375,270
		$ 484,456
Health Maintenance Organizations – 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)	$170,000	$ 173,445
Insurance – 0.2%
American International Group, Inc., 4.5%, 7/16/2044	$331,000	$ 311,985
Insurance - Health – 0.4%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$615,000	$ 671,644
Insurance - Property & Casualty – 0.7%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$588,000	$ 584,079
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	700,000	698,644
		$ 1,282,723
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$327,000	$ 326,321
Major Banks – 2.4%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$397,000	$ 395,615
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	700,000	689,549
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	550,000	530,656
JPMorgan Chase & Co., 3.25%, 9/23/2022	650,000	655,213
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR (LIBOR - 3mo. + 3.78%) to 1/29/2049	500,000	538,905
Morgan Stanley, 3.125%, 7/27/2026	686,000	657,960
Morgan Stanley, 3.95%, 4/23/2027	580,000	565,948
Wells Fargo & Co., 3.75%, 1/24/2024	210,000	213,664
		$ 4,247,510
Medical & Health Technology & Services – 1.7%
Becton, Dickinson and Co., 3.125%, 11/08/2021	$201,000	$ 199,027
Becton, Dickinson and Co., 3.734%, 12/15/2024	73,000	72,766
Becton, Dickinson and Co., 4.685%, 12/15/2044	496,000	490,341

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	$207,000	$ 203,352
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	359,000	336,181
Life Technologies Corp., 6%, 3/01/2020	325,000	334,055
Life Technologies Corp., 5%, 1/15/2021	532,000	544,730
Northwell Healthcare, Inc., 3.979%, 11/01/2046	39,000	35,722
Northwell Healthcare, Inc., 4.26%, 11/01/2047	310,000	297,386
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	400,000	397,985
		$ 2,911,545
Metals & Mining – 0.3%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$331,000	$ 331,739
Glencore Funding LLC, 4%, 4/16/2025 (n)	206,000	197,760
		$ 529,499
Midstream – 1.0%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$ 469,233
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	713,000	708,715
MPLX LP, 4.5%, 4/15/2038	182,000	167,067
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	329,754
		$ 1,674,769
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$85,000	$ 94,206
Network & Telecom – 0.4%
AT&T, Inc., 5.65%, 2/15/2047	$611,000	$ 636,068
Oils – 0.5%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$373,000	$ 346,232
Valero Energy Corp., 4.9%, 3/15/2045	479,000	480,873
		$ 827,105
Other Banks & Diversified Financials – 0.3%
Capital One Financial Corp., 2.5%, 5/12/2020	$401,000	$ 398,177
Capital One Financial Corp., 3.75%, 3/09/2027	229,000	221,158
		$ 619,335
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$243,000	$ 247,169
Retailers – 0.3%
Dollar Tree, Inc., 4%, 5/15/2025	$193,000	$ 189,344
Dollar Tree, Inc., 4.2%, 5/15/2028	57,000	54,023
Home Depot, Inc., 3.9%, 6/15/2047	245,000	236,365
		$ 479,732
Specialty Chemicals – 0.2%
Ecolab, Inc., 4.35%, 12/08/2021	$326,000	$ 337,749
Telecommunications - Wireless – 1.6%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$ 323,501
American Tower Corp., REIT, 5%, 2/15/2024	400,000	422,296
American Tower Corp., REIT, 4%, 6/01/2025	464,000	466,032
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	631,576
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	358,163
SBA Tower Trust, 2.898%, 10/15/2044 (n)	618,000	615,860
		$ 2,817,428

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.4%
Reynolds American, Inc., 8.125%, 6/23/2019	$266,000	$ 271,152
Reynolds American, Inc., 3.25%, 6/12/2020	357,000	357,031
		$ 628,183
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$578,000	$ 714,317
Utilities - Electric Power – 0.8%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$506,000	$ 515,232
Exelon Corp., 3.497%, 6/01/2022	346,000	343,339
PPL Capital Funding, Inc., 5%, 3/15/2044	285,000	295,557
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	200,000	205,923
		$ 1,360,051
Total Bonds		$ 31,495,252
Preferred Stocks – 0.2%
Consumer Products – 0.1%
Henkel AG & Co. KGaA	2,235	$ 217,138
Specialty Chemicals – 0.1%
Fuchs Petrolub SE	2,148	$ 100,606
Total Preferred Stocks		$ 317,744
Investment Companies (h) – 11.2%
Money Market Funds – 11.2%
MFS Institutional Money Market Portfolio, 2.47% (v)	19,379,496	$ 19,377,558
Securities Sold Short – (0.0)%
Telecommunications - Wireless – (0.0)%
Crown Castle International Corp., REIT	(114)	$ (13,345)

Other Assets, Less Liabilities – 0.2%		361,426
Net Assets – 100.0%		$ 173,757,986
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,377,558 and $154,032,347, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,210,738, representing 1.8% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
EU	Equity Unit
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

Portfolio of Investments (unaudited) – continued
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 1/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	6,142,662	USD	4,443,000	JPMorgan Chase Bank N.A.	2/14/2019	$22,693
CAD	9,140,547	USD	6,911,967	JPMorgan Chase Bank N.A.	2/14/2019	46,098
DKK	757,754	USD	116,000	JPMorgan Chase Bank N.A.	2/14/2019	279
EUR	3,218,035	USD	3,673,000	JPMorgan Chase Bank N.A.	2/14/2019	13,358
JPY	420,609,771	USD	3,778,000	JPMorgan Chase Bank N.A.	2/14/2019	86,628
KRW	135,486,000	USD	120,000	Goldman Sachs International	2/14/2019	1,800
NOK	100,897,679	USD	11,734,664	Goldman Sachs International	2/14/2019	234,167
NZD	11,287,969	USD	7,686,000	Goldman Sachs International	2/14/2019	118,084
SEK	7,723,733	USD	853,000	Goldman Sachs International	2/14/2019	1,260
SGD	158,044	USD	116,000	JPMorgan Chase Bank N.A.	2/14/2019	1,419
USD	1,975,000	GBP	1,501,347	JPMorgan Chase Bank N.A.	2/14/2019	4,858
USD	1,872,939	HKD	14,629,635	Goldman Sachs International	2/14/2019	7,797
USD	330,245	INR	23,458,980	JPMorgan Chase Bank N.A.	3/11/2019	1,647
USD	1,568,000	JPY	168,167,373	JPMorgan Chase Bank N.A.	2/14/2019	22,852
USD	4,378,251	SEK	39,396,753	Goldman Sachs International	2/14/2019	20,891
USD	359,039	TWD	11,006,325	JPMorgan Chase Bank N.A.	3/11/2019	22
						$ 583,853
Liability Derivatives
CHF	1,665,206	USD	1,687,000	JPMorgan Chase Bank N.A.	2/14/2019	$(10,962)
HKD	1,686,269	USD	216,000	Goldman Sachs International	2/14/2019	(1,016)
SEK	21,223,929	USD	2,361,000	Goldman Sachs International	2/14/2019	(13,591)
USD	4,522,655	AUD	6,316,075	JPMorgan Chase Bank N.A.	2/14/2019	(69,107)
USD	241,266	BRL	909,113	Goldman Sachs International	2/14/2019	(7,848)
USD	4,348,340	CAD	5,835,934	JPMorgan Chase Bank N.A.	2/14/2019	(94,152)
USD	11,542,434	CHF	11,535,031	JPMorgan Chase Bank N.A.	2/14/2019	(67,634)
USD	664,159	DKK	4,357,780	JPMorgan Chase Bank N.A.	2/14/2019	(4,552)
USD	19,691,149	EUR	17,325,034	JPMorgan Chase Bank N.A.	2/14/2019	(155,204)
USD	4,402,047	GBP	3,442,040	JPMorgan Chase Bank N.A.	2/14/2019	(114,768)
USD	119,979	ILS	439,381	JPMorgan Chase Bank N.A.	2/14/2019	(956)
USD	4,198,267	JPY	474,515,455	JPMorgan Chase Bank N.A.	2/14/2019	(161,655)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	588,035	KRW	656,982,480	JPMorgan Chase Bank N.A.	3/11/2019	$(2,993)
USD	107,795	MXN	2,241,897	Goldman Sachs International	2/14/2019	(9,270)
USD	10,448,000	NOK	89,501,255	Goldman Sachs International	2/14/2019	(168,948)
USD	10,308,144	NZD	15,263,699	Goldman Sachs International	2/14/2019	(244,612)
USD	108,878	RUB	7,501,212	Goldman Sachs International	2/14/2019	(5,718)
USD	573,338	SGD	789,487	JPMorgan Chase Bank N.A.	2/14/2019	(13,211)
USD	243,632	ZAR	3,558,490	Goldman Sachs International	2/14/2019	(24,359)
						$(1,170,556)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	1,886	$4,870,989	February – 2019	$530,679
CAC 40 Index	Long	EUR	14	799,778	February – 2019	4,128
FTSE 100 Index	Long	GBP	51	4,617,193	March – 2019	52,075
FTSE/MIB Index	Long	EUR	30	3,382,465	March – 2019	178,118
Hang Seng Index	Long	HKD	25	4,521,919	February – 2019	118,655
IBEX 35 Index	Long	EUR	15	1,554,601	February – 2019	39,366
Mexican Bolsa Index	Long	MXN	181	4,174,531	March – 2019	198,090
MSCI Taiwan Index	Long	USD	134	5,099,656	February – 2019	191,115
OMX Stockholm 30 Index	Long	SEK	335	5,614,587	February – 2019	216,872
Topix Index	Short	JPY	23	3,312,680	March – 2019	35,195
						$ 1,564,293
Interest Rate Futures
Australian Note 10 yr	Short	AUD	27	$2,620,488	March – 2019	$8,254
German Euro-Bund 10 yr	Long	EUR	36	6,826,531	March – 2019	40,847
U.S. Treasury Note 5 yr	Long	USD	233	26,762,234	March – 2019	490,662
						$ 539,763
						$ 2,104,056
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	50	$5,940,016	February – 2019	$(193,458)
DAX Index	Short	EUR	9	2,872,545	March – 2019	(102,784)
FTSE 40 Index	Short	ZAR	131	4,757,432	March – 2019	(247,476)
Hang Seng China Enterprises Index	Short	HKD	4	285,603	February – 2019	(7,157)
IBOV Index	Short	BRL	55	1,472,945	February – 2019	(119,814)
KOSPI 200 Index	Short	KRW	70	4,541,613	March – 2019	(446,002)
MSCI Singapore Index	Short	SGD	44	1,173,111	February – 2019	(4,229)
NIFTY Index	Short	USD	59	1,280,949	February – 2019	(5,496)
Russell 2000 Index	Short	USD	203	15,227,030	March – 2019	(412,198)
S&P 500 Index	Short	USD	260	35,158,500	March – 2019	(1,302,102)
S&P MidCap 400 Index	Short	USD	87	15,974,070	March – 2019	(648,408)
S&P/ASX 200 Index	Short	AUD	27	2,853,004	March – 2019	(125,441)
S&P/TSX 60 Index	Short	CAD	23	3,248,130	March – 2019	(7,148)
						$(3,621,713)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	136	$14,246,387	March – 2019	$(545,884)
Japan Government Note 10 yr	Long	JPY	12	16,821,483	March – 2019	(8,887)
Long Gilt 10 yr	Long	GBP	33	5,346,724	March – 2019	(19,588)
U.S. Treasury Note 10 yr	Short	USD	146	17,880,437	March – 2019	(252,342)
U.S. Treasury Ultra Bond	Short	USD	42	6,767,250	March – 2019	(374,219)
						$(1,200,920)
						$(4,822,633)
At January 31, 2019, the fund had cash collateral of $600,845 and other liquid securities with an aggregate value of $15,629,682 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$88,759,525	$—	$—	$88,759,525
United Kingdom	5,777,766	—	—	5,777,766
Japan	4,242,937	861,295	—	5,104,232
France	4,432,755	—	—	4,432,755
Switzerland	4,172,469	—	—	4,172,469
Germany	3,329,831	—	—	3,329,831
Canada	1,821,304	—	—	1,821,304
Spain	1,016,940	—	—	1,016,940
China	940,870	39,360	—	980,230
Other Countries	6,051,650	1,090,393	—	7,142,043
U.S. Corporate Bonds	—	29,606,417	—	29,606,417
Foreign Bonds	—	1,888,835	—	1,888,835
Mutual Funds	19,377,558	—	—	19,377,558
Total	$139,923,605	$33,486,300	$—	$173,409,905
Short Sales	$(13,345)	$—	$—	$(13,345)
Other Financial Instruments
Futures Contracts - Assets	$737,853	$1,366,203	$—	$2,104,056
Futures Contracts - Liabilities	(3,690,590)	(1,132,043)	—	(4,822,633)
Forward Foreign Currency Exchange Contracts - Assets	—	583,853	—	583,853
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,170,556)	—	(1,170,556)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,748,214	26,580,584	(41,949,302)	19,379,496
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,023	$(462)	$—	$165,926	$19,377,558

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2019, are as follows:
United States	70.8%
Japan	10.7%
United Kingdom	9.2%
Germany	4.2%
Sweden	3.5%
Taiwan	3.4%
Hong Kong	3.1%
Netherlands	(3.1)%
Canada	(9.0)%
Other Countries	7.2%

Supplemental Information (unaudited) – continued
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Quarterly Report
January 31, 2019
MFS®  Commodity Strategy Fund

Consolidated Portfolio of Investments
1/31/19 (unaudited)
The Consolidated Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 82.3%
Asset-Backed & Securitized – 22.0%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 4.337% (LIBOR - 3mo. + 1.55%), 7/15/2026 (n)	$1,167,000	$ 1,159,403
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.937% (LIBOR - 3mo. + 2.15%), 7/15/2026 (n)	1,518,000	1,511,750
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 7/20/2026 (n)	1,183,000	1,177,469
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	376,000	364,811
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	252,269	249,039
ALM Loan Funding CLO, 2015-12A, “A2A2”, FLR, 4.128% (LIBOR - 3mo. + 1.35%), 4/16/2027 (n)	2,726,878	2,692,799
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.687% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,497,569	1,487,299
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,265,000	1,264,324
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 5.12% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,150,000	1,147,682
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,346,284
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 4.661% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	579,877	554,361
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 4.058% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,177,240	1,169,328
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.608% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	1,512,000	1,507,549
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.773%, 12/15/2051 (i)(z)	19,679,354	1,176,512
BSPRT, 2018-FL4 Issuer, Ltd., FLR, 4.608% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,813,000	1,789,141
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	1,525,962	1,533,784
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.318%, 5/10/2050 (i)	12,057,295	927,685
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.659% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)	222,990	223,415
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	832,000	825,193
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	372,000	369,614
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	536,000	528,241
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	578,000	565,354
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	709,000	693,239
CNH Equipment Trust, 2016-C, “A4”, 1.76%, 9/15/2023	1,855,638	1,822,170
Colony Starwood Homes, 2016-2A, “A”, FLR, 3.758% (LIBOR - 1mo. + 1.25%), 12/17/2033 (n)	885,608	885,606
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	1,189,159	1,186,280
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	820,000	816,481
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	1,027,333	1,023,353
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	1,822,000	1,808,099
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 4.007% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,261,829	2,251,927
Cutwater Ltd., 2014-1A, “A2R”, FLR, 4.487% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	2,250,000	2,241,083
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	510,000	506,221
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,616,000	1,631,815
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	555,000	549,618
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	1,547	1,547
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	905,000	906,579
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	1,389,000	1,388,107
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	901,000	900,219
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	576,000	577,259
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	208,202	207,552
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	14,155	14,146
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	1,385,000	1,380,133
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	1,825,000	1,834,225
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 4.287% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	2,050,000	2,033,793
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	60,913	60,888
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,602,000	1,594,966
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.869% (LIBOR - 1mo. + 1.2%), 10/21/2023 (n)	1,471,500	1,458,969
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,010,000	1,003,497
Granite Point Mortgage Trust Inc., FLR, 3.403% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	2,823,000	2,807,578
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	2,104,000	2,135,196
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.047%, 5/10/2050 (i)	10,979,308	775,737
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.135%, 8/10/2050 (i)	11,428,992	824,342
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	299,791	299,748
Hertz Fleet Lease Funding LP, 2017-1, “A2”, 2.13%, 4/10/2031 (n)	1,876,943	1,865,204
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	862,000	865,811
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	495,000	497,268
1

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 3.458% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	$953,000	$ 943,483
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 3.358% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,707,713	1,691,224
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	1,809,248	1,856,613
JPMorgan Chase Commercial Mortgage Securities Corp., 1.085%, 9/15/2050 (i)	13,065,558	851,430
KREF 2018-FL1 Ltd., “C”, FLR, 4.509% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,177,500	1,156,894
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 4.009% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,731,000	1,716,337
LoanCore Ltd., 2018-CRE1, “C”, FLR, 5.01% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	568,174
Loomis, Sayles & Co., CLO, “A2”, FLR, 4.179% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	2,652,449	2,614,026
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.679% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,283,932	1,276,060
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.261% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,139,066
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.98% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	2,590,000	2,536,566
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 4.88% (LIBOR - 3mo. + 2.1%), 1/18/2027 (n)	805,000	803,534
Man GLG US CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 5.237% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,019,578	1,969,464
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.437%, 5/15/2050 (i)	11,949,847	907,492
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.449%, 6/15/2050 (i)	4,686,361	379,341
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.869%, 12/15/2051 (i)	16,490,138	1,076,130
Mountain Hawk CLO Ltd., 2013-2A, “BR”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 7/20/2024 (n)	1,809,670	1,807,726
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.58% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	2,325,000	2,329,850
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (n)	1,027,000	1,024,605
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.552%, 7/25/2028 (n)	1,072,000	1,071,997
Nationstar HECM Loan Trust, 2018-3, “A”, 3.554%, 11/25/2028 (n)	1,744,532	1,745,774
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “B”, FLR, 3.31% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	302,000	302,275
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “C”, FLR, 3.56% (LIBOR - 1mo. + 1.05%), 9/25/2023 (z)	340,000	340,574
Neuberger Berman CLO Ltd., 2015-20A, “BR”, 4.037%, 1/15/2028 (z)	2,729,000	2,665,171
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,515,565	1,454,627
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	938,000	931,758
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	766,000	761,953
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 5.311% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	1,149,000	1,147,530
OCP CLO Ltd., 2015-10A, “A2R”, FLR, 4.064% (LIBOR - 3mo. + 1.3%), 10/26/2027 (z)	2,211,957	2,173,088
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	1,525,000	1,502,607
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	1,110,000	1,107,377
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 3.166% (LIBOR - 1mo. + 0.65%), 11/10/2020 (n)	378,398	378,584
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	820,000	822,006
PFS Financing Corp., 2017-C, “A”, FLR, 2.979% (LIBOR - 1mo. + 0.47%), 10/15/2021 (n)	670,000	669,779
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	769,000	766,742
Santander Drive Auto Receivables Trust, 2018-1, “B”, 2.63%, 7/15/2022	1,246,000	1,239,941
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	866,000	860,322
Shackelton Ltd., CLO, 2013-4RA, “B”, FLR, 4.697% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	697,981
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	206,251	205,117
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 3.679% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	1,514,489	1,511,101
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 4.961% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	1,143,000	1,142,984
TICP Ltd., CLO, 2018-3R, “B”, FLR, 4.111% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	681,356	668,444
TICP Ltd., CLO, 2018-3R, “C”, FLR, 4.561% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,195,706	1,155,154
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 3.959% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	1,914,000	1,894,878
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	1,022,637	995,216
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.022%, 11/15/2050 (i)	7,931,575	495,163
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.009%, 12/15/2051 (i)	8,091,683	601,309
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	770,259	767,335
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	769,000	759,729
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	180,313	179,866
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (n)	1,347,864	1,348,716
Volvo Financial Equipment Master Owner Trust, 2017-A, “A”, FLR, 3.008% (LIBOR - 1mo. + 0.5%), 11/15/2022 (n)	2,219,000	2,223,633
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	1,174,000	1,155,509
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	2,276,538	2,325,331
		$ 128,137,279
2

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 2.3%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$1,639,000	$ 1,634,404
Ford Motor Credit Co. LLC, 3.157%, 8/04/2020	1,198,000	1,178,537
Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	2,203,000	2,127,590
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	984,000	996,507
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (z)	1,421,000	1,419,764
Harley-Davidson Financial Services, FLR, 3.647% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	1,473,000	1,468,394
Hyundai Capital America, 3.75%, 7/08/2021 (n)	1,082,000	1,081,544
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,190,000	1,189,413
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	1,177,000	1,190,326
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	1,177,000	1,191,210
		$ 13,477,689
Broadcasting – 0.4%
Fox Corp., 3.666%, 1/25/2022 (n)	$716,000	$ 723,059
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	1,512,000	1,519,857
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	371,000	370,585
		$ 2,613,501
Brokerage & Asset Managers – 0.9%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$3,060,000	$ 2,977,568
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,520,000	2,507,418
		$ 5,484,986
Cable TV – 1.0%
Comcast Corp., 3.45%, 10/01/2021	$1,507,000	$ 1,524,491
NBCUniversal Media LLC, 4.375%, 4/01/2021	1,800,000	1,852,489
Time Warner Cable, Inc., 5%, 2/01/2020	2,308,000	2,342,034
		$ 5,719,014
Chemicals – 0.3%
LyondellBasell Industries N.V., 5%, 4/15/2019	$760,000	$ 760,144
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	1,003,000	1,034,584
		$ 1,794,728
Computer Software – 0.6%
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	$2,707,000	$ 2,753,491
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	990,000	990,333
		$ 3,743,824
Conglomerates – 1.4%
Roper Technologies, Inc., 2.8%, 12/15/2021	$508,000	$ 499,950
United Technologies Corp., 3.1%, 6/01/2022	881,000	877,954
United Technologies Corp., 3.65%, 8/16/2023	3,088,000	3,134,057
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	2,892,000	2,812,574
Westinghouse Air Brake Technologies Corp., FLR, 3.838% (LIBOR - 3mo. + 1.05%), 9/15/2021	754,000	753,805
		$ 8,078,340
Consumer Products – 0.4%
Newell Brands, Inc., 2.6%, 3/29/2019	$99,000	$ 98,898
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	2,414,000	2,342,826
		$ 2,441,724
Consumer Services – 0.5%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$ 1,465,067
QVC, Inc., 5.125%, 7/02/2022	1,156,000	1,186,784
		$ 2,651,851
Electrical Equipment – 0.2%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,408,000	$ 1,399,624
3

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$1,861,000	$ 1,821,703
Microchip Technology, Inc., 3.922%, 6/01/2021 (n)	2,558,000	2,531,463
		$ 4,353,166
Emerging Market Quasi-Sovereign – 0.7%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,716,000	$ 1,754,490
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	1,170,000	1,168,538
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	907,611
		$ 3,830,639
Energy - Integrated – 0.7%
BP Capital Markets PLC, 2.521%, 1/15/2020	$806,000	$ 803,524
Eni S.p.A., 4%, 9/12/2023 (n)	740,000	746,404
Shell International Finance B.V., 1.375%, 5/10/2019	2,500,000	2,492,147
		$ 4,042,075
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$836,000	$ 824,155
Financial Institutions – 0.3%
AerCap Ireland Capital Ltd., 4.45%, 12/16/2021	$1,723,000	$ 1,743,197
Food & Beverages – 0.9%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$716,000	$ 713,060
Conagra Brands, Inc., 3.8%, 10/22/2021	1,039,000	1,042,978
Conagra Brands, Inc., FLR, 3.511% (LIBOR - 3mo. + 0.75%), 10/22/2020	742,000	738,319
Constellation Brands, Inc., FLR, 3.209% (LIBOR - 3mo. + 0.7%), 11/15/2021	739,000	736,346
Diageo PLC, 3%, 5/18/2020	967,000	969,314
General Mills, Inc., 3.2%, 4/16/2021	546,000	547,940
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	480,000	504,831
		$ 5,252,788
Health Maintenance Organizations – 0.3%
Halfmoon Parent, Inc., FLR, 3.438% (LIBOR - 3mo. + 0.65%), 9/17/2021 (n)	$1,496,000	$ 1,486,954
Insurance – 0.6%
American International Group, Inc., 2.3%, 7/16/2019	$1,182,000	$ 1,179,075
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,200,000	2,178,279
		$ 3,357,354
Insurance - Health – 0.3%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$1,775,000	$ 1,753,340
Insurance - Property & Casualty – 0.3%
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	$1,522,000	$ 1,498,809
International Market Quasi-Sovereign – 1.1%
Caisse d'Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$1,230,000	$ 1,221,187
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	1,980,000	1,962,061
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	580,000	576,834
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	2,010,000	1,963,700
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	720,000	704,562
		$ 6,428,344
International Market Sovereign – 0.4%
Republic of Finland, 1%, 4/23/2019 (n)	$2,300,000	$ 2,291,835
4

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Internet – 0.5%
Baidu, Inc., 2.75%, 6/09/2019	$539,000	$ 538,283
Baidu, Inc., 3.875%, 9/29/2023	2,225,000	2,221,300
		$ 2,759,583
Local Authorities – 0.4%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$2,390,000	$ 2,367,472
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,931,000	$ 1,926,992
Major Banks – 6.8%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$3,685,000	$ 3,648,316
Barclays PLC, 3.25%, 1/12/2021	5,168,000	5,112,398
Commonwealth Bank of Australia, 2.3%, 9/06/2019	1,725,000	1,720,286
Credit Agricole, “A”, FLR, 4.212% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	750,000	755,769
Credit Suisse Group AG, 3.8%, 9/15/2022	1,764,000	1,766,732
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	2,060,000	2,038,182
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	1,910,000	1,879,674
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	2,661,000	2,641,666
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	957,000	941,937
ING Bank N.V., 2.3%, 3/22/2019 (n)	500,000	499,747
KeyBank NA, 3.3%, 2/01/2022	772,000	776,210
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	449,000	446,883
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	1,593,000	1,606,134
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	868,000	860,963
National Australia Bank Ltd., 1.375%, 7/12/2019	1,100,000	1,093,851
PNC Bank N.A., 2.25%, 7/02/2019	1,140,000	1,138,030
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	2,200,000	2,181,630
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,108,000	1,098,736
Svenska Handelsbanken AB, 2.25%, 6/17/2019	1,725,000	1,722,026
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	4,587,000	4,549,755
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	3,100,000	3,082,337
		$ 39,561,262
Medical & Health Technology & Services – 0.3%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$796,000	$ 786,122
Becton, Dickinson and Co., 2.894%, 6/06/2022	948,000	930,915
		$ 1,717,037
Medical Equipment – 0.4%
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	$1,894,000	$ 1,884,601
Zimmer Biomet Holdings, Inc., FLR, 3.554% (LIBOR - 3mo. + 0.75%), 3/19/2021	356,000	354,635
		$ 2,239,236
Metals & Mining – 0.2%
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	$729,000	$ 750,593
Glencore Funding LLC, 3%, 10/27/2022 (n)	610,000	590,120
		$ 1,340,713
Midstream – 0.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$1,661,000	$ 1,644,323
El Paso LLC, 6.5%, 9/15/2020	1,874,000	1,964,878
EnLink Midstream Partners LP, 2.7%, 4/01/2019	430,000	428,925
MPLX LP, 3.375%, 3/15/2023	471,000	467,239
		$ 4,505,365
5

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.5%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$336,661	$ 346,283
Fannie Mae, 4%, 3/01/2025	29,215	30,145
Fannie Mae, 3%, 12/01/2031	625,520	626,789
Fannie Mae, 2%, 5/25/2044	1,841,966	1,784,286
Freddie Mac, 0.882%, 4/25/2024 (i)	128,289	4,769
Freddie Mac, 4%, 7/01/2025	223,505	230,412
		$ 3,022,684
Municipals – 0.5%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$3,058,000	$ 2,624,620
Network & Telecom – 0.8%
AT&T, Inc., 2.3%, 3/11/2019	$1,300,000	$ 1,299,636
AT&T, Inc., 2.45%, 6/30/2020	2,513,000	2,496,486
British Telecommunications PLC, 2.35%, 2/14/2019	1,090,000	1,089,769
		$ 4,885,891
Oils – 0.1%
Phillips 66, FLR, 3.289% (LIBOR - 3mo. + 0.6%), 2/26/2021	$839,000	$ 837,083
Other Banks & Diversified Financials – 5.4%
ABN AMRO Bank N.V., 3.4%, 8/27/2021 (n)	$729,000	$ 732,299
American Express Co., 3.7%, 11/05/2021	1,473,000	1,496,057
Banque Federative du Credit Mutuel S.A., 2%, 4/12/2019 (n)	1,590,000	1,587,891
Banque Federative du Credit Mutuel S.A., 2.2%, 7/20/2020 (n)	1,854,000	1,829,724
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,570,000	1,564,878
Capital One Financial Corp., 2.5%, 5/12/2020	1,177,000	1,168,713
Capital One Financial Corp., 2.4%, 10/30/2020	590,000	582,322
Capital One Financial Corp., 3.2%, 1/30/2023	1,498,000	1,472,890
Citizens Bank N.A., 2.25%, 3/02/2020	925,000	917,276
Compass Bank, 3.5%, 6/11/2021	1,498,000	1,500,379
Compass Bank, 2.875%, 6/29/2022	2,837,000	2,747,117
Discover Bank, 3.1%, 6/04/2020	1,190,000	1,187,129
Fifth Third Bancorp, 2.3%, 3/01/2019	364,000	363,886
Fifth Third Bancorp, 2.3%, 3/15/2019	1,040,000	1,039,515
First Republic Bank, 2.375%, 6/17/2019	278,000	277,435
Groupe BPCE S.A., 2.5%, 7/15/2019	1,234,000	1,230,471
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,193,000	1,188,835
Groupe BPCE S.A., FLR, 4.015% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,193,000	1,175,204
Intesa Sanpaolo S.p.A., FLR, 3.403% (LIBOR - 3mo. + 0.63%), 7/17/2019	3,136,000	3,136,680
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	1,390,000	1,361,573
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	2,170,000	2,140,376
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,297,000	1,324,980
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,342,000	1,305,047
		$ 31,330,677
Pharmaceuticals – 2.2%
Actavis Funding SCS, 3%, 3/12/2020	$1,058,000	$ 1,057,124
Actavis Funding SCS, 3.45%, 3/15/2022	2,322,000	2,316,891
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	2,275,000	2,268,742
Celgene Corp., 2.875%, 8/15/2020	1,912,000	1,908,441
Celgene Corp., 2.75%, 2/15/2023	1,297,000	1,265,757
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	2,740,000	2,718,683
Takeda Pharmaceutical Co. Ltd., 3.8%, 11/26/2020 (n)	1,031,000	1,041,766
		$ 12,577,404
Printing & Publishing – 0.2%
Moody's Corp., 3.25%, 6/07/2021	$1,266,000	$ 1,267,326
6

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.7%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$1,786,000	$ 1,773,034
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	580,000	569,779
Macy's Retail Holdings, Inc., 2.875%, 2/15/2023	1,638,000	1,497,772
		$ 3,840,585
Supranational – 0.2%
Corporacion Andina de Fomento, 2%, 5/10/2019	$1,180,000	$ 1,176,896
Telecommunications - Wireless – 1.2%
American Tower Corp., REIT, 2.8%, 6/01/2020	$573,000	$ 571,081
American Tower Corp., REIT, 2.25%, 1/15/2022	2,250,000	2,169,477
American Tower Corp., REIT, 3%, 6/15/2023	1,462,000	1,428,962
Crown Castle International Corp., 3.4%, 2/15/2021	610,000	610,263
Crown Castle International Corp., 3.15%, 7/15/2023	755,000	737,542
SBA Tower Trust, 2.877%, 7/09/2021 (n)	660,000	649,009
SBA Tower Trust, 2.898%, 10/15/2044 (n)	878,000	874,959
		$ 7,041,293
Tobacco – 1.0%
B.A.T Capital Corp., 2.297%, 8/14/2020	$2,011,000	$ 1,983,742
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	3,866,000	3,826,647
		$ 5,810,389
Transportation - Services – 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$2,400,000	$ 2,375,517
U.S. Government Agencies and Equivalents – 0.1%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$750,000	$ 748,172
Small Business Administration, 2.25%, 7/01/2021	110,662	110,365
		$ 858,537
U.S. Treasury Obligations – 20.6%
U.S. Treasury Notes, 1%, 3/15/2019 (s)	$15,000,000	$ 14,975,543
U.S. Treasury Notes, 0.875%, 7/31/2019 (s)	15,000,000	14,881,641
U.S. Treasury Notes, 1%, 11/15/2019 (s)	15,000,000	14,820,703
U.S. Treasury Notes, 1.375%, 10/31/2020	38,541,000	37,806,312
U.S. Treasury Notes, 2.375%, 3/15/2021 (f)	8,081,000	8,066,480
U.S. Treasury Notes, 2.625%, 6/15/2021	29,872,000	29,991,021
		$ 120,541,700
Utilities - Electric Power – 2.3%
Dominion Energy, Inc., 2.962%, 7/01/2019	$780,000	$ 779,630
Dominion Energy, Inc., 2.579%, 7/01/2020	1,136,000	1,126,036
Emera U.S. Finance LP, 2.15%, 6/15/2019	1,165,000	1,159,080
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,820,000	2,711,647
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,755,000	2,849,635
Eversource Energy, 2.5%, 3/15/2021	730,000	717,458
FirstEnergy Corp., 2.85%, 7/15/2022	581,000	566,461
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,034,000	1,033,235
Southern Co., 1.85%, 7/01/2019	1,560,000	1,551,638
WEC Energy Group, Inc., 3.375%, 6/15/2021	1,056,000	1,059,903
		$ 13,554,723
Total Bonds		$ 480,568,201
Investment Companies (h) – 7.1%
Money Market Funds – 7.1%
MFS Institutional Money Market Portfolio, 2.47% (v)	41,434,721	$ 41,430,577
7

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Short-Term Obligations (s)(y) – 5.8%
Chevron Corp., 2.46%, due 2/08/2019	$4,000,000	$ 3,998,087
Exxon Mobil Corp., 2.47%, due 2/19/2019	3,750,000	3,745,369
Federal Home Loan Bank, 2.26%, due 2/01/2019	17,997,000	17,997,000
Sumitomo Mitsui Banking Corp., 2.55%, due 2/22/2019	2,000,000	1,997,025
Sumitomo Mitsui Banking Corp., 2.6%, due 2/27/2019	2,000,000	1,996,244
Toronto Dominion Bank, 2.46%, due 2/13/2019	4,000,000	3,996,727
Total Short-Term Obligations		$ 33,730,452

Other Assets, Less Liabilities – 4.8%		28,041,004
Net Assets – 100.0%		$ 583,770,234
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $41,430,577 and $514,298,653, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $183,083,182, representing 31.4% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.773%, 12/15/2051	12/6/18	$1,173,872	$1,176,512
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	1,525,937	1,533,784
Harley-Davidson Financial Services, 4.05%, 2/04/2022	11/26/18	1,419,764	1,419,764
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “C”, FLR, 3.56% (LIBOR - 1mo. + 1.05%), 9/25/2023	9/17/18	340,000	340,574
Neuberger Berman CLO Ltd., 2015-20A, “BR”, 4.037%, 1/15/2028	11/15/17	2,729,000	2,665,171
OCP CLO Ltd., 2015-10A, “A2R”, FLR, 4.064% (LIBOR - 3mo. + 1.3%), 10/26/2027	11/27/17	2,211,957	2,173,088
Total Restricted Securities			$9,308,893
% of Net assets			1.6%
The following abbreviations are used in this report and are defined:
BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum.
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
8

Consolidated Portfolio of Investments (unaudited) – continued
BCOMZSTR	Bloomberg Zinc Subindex Total Return, this index is composed of futures contracts on zinc.
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPGCCCTR	S&P GSCI Cocoa Index Total Return
Derivative Contracts at 1/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	90	$19,109,531	March – 2019	$133,276
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
5/31/19	USD	6,236,767 (Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMSBTR (floating rate)	$ 12,564	$—	$ 12,564
6/17/19	USD	3,847,251 (Short)	Merrill Lynch International	3 month T-Bill + 0%	BCOMBOTR (floating rate)	7,420	—	7,420
8/21/19	USD	5,276,509 (Short)	Merrill Lynch International	3 month T-Bill + 0.04%	BCOMKCTR (floating rate)	10,774	—	10,774
9/23/19	USD	4,152,787 (Short)	Goldman Sachs International	3 month T-Bill + 0.04%	BCOMHGTR (floating rate)	8,329	—	8,329
1/08/20	USD	6,953,166 (Short)	Merrill Lynch International	3 month T-Bill + 0%	BCOMSMT (floating rate)	14,520	—	14,520
2/28/20	USD	6,786,152 (Short)	Merrill Lynch International	3 month T-Bill + 0.04%	BCOMKWT (floating rate)	3,728	—	3,728
						$ 57,335	$—	$ 57,335
Liability Derivatives
Total Return Swaps
2/14/19	USD	28,552,241 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.12%	$ (59,399)	$—	$ (59,399)
2/21/19	USD	27,550,453 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(57,093)	—	(57,093)
3/20/19	USD	6,732,867 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(13,856)	—	(13,856)
3/22/19	USD	19,795,445 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.14%	(41,499)	—	(41,499)
3/22/19	USD	20,738,086 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(42,976)	—	(42,976)
3/22/19	USD	20,738,086 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(43,310)	—	(43,310)
4/30/19	USD	13,214,263 (Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(27,628)	—	(27,628)
4/30/19	USD	8,617,305 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(17,858)	—	(17,858)
9

Consolidated Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
4/30/19	USD	11,368,672 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	$ (23,396)	$—	$ (23,396)
5/10/19	USD	56,511,405 (Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(118,152)	—	(118,152)
5/31/19	USD	4,580,951 (Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(9,577)	—	(9,577)
6/17/19	USD	4,072,272 (Long)	JPMorgan Chase Bank N.A.	BCOMGCTR (floating rate)	3 month T-Bill + 0.07%	(8,504)	—	(8,504)
6/17/19	USD	5,262,603 (Long)	JPMorgan Chase Bank N.A.	BCOMNGTR (floating rate)	3 month T-Bill + 0.08%	(11,497)	—	(11,497)
7/12/19	USD	72,782,372 (Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(152,171)	—	(152,171)
7/26/19	USD	12,349,545 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(25,414)	—	(25,414)
8/21/19	USD	11,559,320 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(23,953)	—	(23,953)
8/21/19	USD	57,211,173 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(117,921)	—	(117,921)
8/21/19	USD	66,746,369 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(137,358)	—	(137,358)
8/21/19	USD	30,484,185 (Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(63,736)	—	(63,736)
8/21/19	USD	9,535,196 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.12%	(19,853)	—	(19,853)
9/23/19	USD	7,067,905 (Long)	JPMorgan Chase Bank N.A.	BCOMCTTR (floating rate)	3 month T-Bill + 0.15%	(15,202)	—	(15,202)
10/28/19	USD	8,794,741 (Long)	JPMorgan Chase Bank N.A.	BCOMZSTR (floating rate)	3 month T-Bill + 0.09%	(17,181)	—	(17,181)
11/19/19	USD	1,868,815 (Long)	JPMorgan Chase Bank N.A.	BCOMALTR (floating rate)	3 month T-Bill + 0.09%	(3,912)	—	(3,912)
11/19/19	USD	3,923,750 (Long)	JPMorgan Chase Bank N.A.	SPGCCCTR (floating rate)	3 month T-Bill + 0.09%	(9,469)	—	(9,469)
11/26/19	USD	15,598,888 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(32,325)	—	(32,325)
12/19/19	USD	7,258,676 (Long)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.08%	(13,917)	—	(13,917)
12/19/19	USD	6,892,246 (Long)	Merrill Lynch International	BCOMFCT (floating rate)	3 month T-Bill + 0.15%	(15,727)	—	(15,727)
1/08/20	USD	17,470,661 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.12%	(36,346)	—	(36,346)
1/08/20	USD	18,498,347 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(38,335)	—	(38,335)
1/08/20	USD	7,150,616 (Long)	JPMorgan Chase Bank N.A.	BCOMWHTR (floating rate)	3 month T-Bill + 0.12%	(15,264)	—	(15,264)
2/20/20	USD	20,883,815 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(39,200)	—	(39,200)
						$(1,252,029)	$—	$(1,252,029)
At January 31, 2019, the fund had cash collateral of $34,832 and other liquid securities with an aggregate value of $20,334,286 to cover any collateral or margin obligations for certain derivative contracts. All or a portion of swap contracts are held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
10

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of January 31, 2019, the Subsidiary’s net assets were $106,376,795, which represented 18.2% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
11

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$121,400,237	$—	$121,400,237
Non-U.S. Sovereign Debt	—	13,727,714	—	13,727,714
Municipal Bonds	—	2,624,620	—	2,624,620
U.S. Corporate Bonds	—	115,204,736	—	115,204,736
Residential Mortgage-Backed Securities	—	9,049,314	—	9,049,314
Commercial Mortgage-Backed Securities	—	24,327,476	—	24,327,476
Asset-Backed Securities (including CDOs)	—	97,783,172	—	97,783,172
Foreign Bonds	—	96,450,932	—	96,450,932
Short Term Securities	—	33,730,452	—	33,730,452
Mutual Funds	41,430,577	—	—	41,430,577
Total	$41,430,577	$514,298,653	$—	$555,729,230
Other Financial Instruments
Futures Contracts - Assets	$133,276	$—	$—	$133,276
Swap Agreements - Assets	—	57,335	—	57,335
Swap Agreements - Liabilities	—	(1,252,029)	—	(1,252,029)
For further information regarding security characteristics, see the Portfolio of Investments.
Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Amounts paid or received at the inception of uncleared swap agreements are presented parenthetically as premiums paid or received and reflected in the value of the uncleared swap in the Statement of Assets and Liabilities. Those premiums are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The value of the uncleared swap agreements, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities as “Uncleared swaps, at value”. The daily change in the value of uncleared swaps, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. For cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities and reflected in unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highlyrated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.
12

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	67,294,759	59,525,965	(85,386,003)	41,434,721
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,769	$(2,872)	$—	$263,749	$41,430,577

13

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2019

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2019

*	Print name and title of each signing officer under his or her signature.